Fair Value Measurements (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets:
Investments held in Trust Account - Money Market Funds	$ 345,249,812	$ 345,020,717
Liabilities, Fair Value Disclosure [Abstract]
Warranty liability	1,455,830	8,794,330
Assets measured at fair value			$ 0
Liabilities measured at fair value			$ 0
Public Warrants
Liabilities, Fair Value Disclosure [Abstract]
Warranty liability		5,175,000
Private Placement Warrants
Liabilities, Fair Value Disclosure [Abstract]
Warranty liability		3,619,330
Recurring
Assets:
Investments held in Trust Account - Money Market Funds	345,249,812	345,020,717
Recurring | Public Warrants
Liabilities, Fair Value Disclosure [Abstract]
Warranty liability	862,500	5,175,000
Recurring | Private Placement Warrants
Liabilities, Fair Value Disclosure [Abstract]
Warranty liability	593,330	3,619,330
Level 1
Assets:
Investments held in Trust Account - Money Market Funds		345,020,717
Level 1 | Public Warrants
Liabilities, Fair Value Disclosure [Abstract]
Warranty liability		5,175,000
Level 1 | Recurring
Assets:
Investments held in Trust Account - Money Market Funds	345,249,812	345,020,717
Level 1 | Recurring | Public Warrants
Liabilities, Fair Value Disclosure [Abstract]
Warranty liability	862,500	5,175,000
Level 3 | Private Placement Warrants
Liabilities, Fair Value Disclosure [Abstract]
Warranty liability		3,619,330
Level 3 | Recurring | Private Placement Warrants
Liabilities, Fair Value Disclosure [Abstract]
Warranty liability	$ 593,330	$ 3,619,330